Fair Value Measurement - Additional Information (Detail) Transfer in Thousands, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019 Transfer	Jun. 30, 2019 USD ($) Transfer	Jun. 30, 2018 Transfer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Unrealized gain recorded in other comprehensive income		$ 6		$ 69
Transfers between levels of fair value hierarchy | Transfer	1	0	0
Fair Value, Measurements, Recurring [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure					$ 0